OTHER ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Federal, provincial and other sales taxes receivable	$ 100,267	$ 81,450
Prepaid expenses	110,649	90,681
Short term investments	9,896	5,288
Other	39,140	26,715
Total other current assets	259,952	204,134
Non-current ore in stockpiles and on leach pads	405,988	274,576
Non-current prepaid expenses	26,102	27,481
Non-current loans receivable	3,939	37,942
Intangible asset	13,318
Investment in associate	10,732
Other	6,831	13,199
Total other assets	466,910	$ 353,198
Proceeds from loan repayment	40,000
Orla Mining Ltd
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Proceeds from loan repayment	$ 40,000